Revenues	12 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Revenues

22. Revenues

a) Operating sales

	2026	2025	2024
Sales of grains	563,828	442,530	420,072
Sales of cotton	99,146	90,583	79,800
Sales of sugarcane	199,604	325,265	239,313
Sales of beef cattle	40,591	26,457	31,362
Lease	13,443	11,868	17,833
Other revenues	5,604	5,026	7,400
Gross operating revenue	922,216	901,729	795,780

Sales deductions
Taxes on sales	(30,564)	(24,286)	(24,654)
Net revenue	891,652	877,443	771,126

Revenue from the sale of biological assets is recognized when control of the assets is transferred to the customer, generally upon physical delivery of the assets or as contractually stipulated. This recognition occurs at a specific point in time, as provided for IFRS 15, which states that an entity should recognize revenue when (or as) it satisfies a performance obligation by transferring control of a good or service to the customer.

b)	Sale of farms

	2026	2025	2024
Sale of farm (i)	4,417	343,113	421,549
Adjustment to present value	(353)	(101,814)	(127,024)
Gross revenue from sale of farm	4,064	241,299	294,525

Sales taxes	(84)	(8,304)	(10,751)
Cost of sale of farm	(1,902)	(52,909)	(35,399)

Gain from sale of farm	2,078	180,086	248,375
Selling expenses	-	(6,825)	(5,787)
Income tax and social contribution	(31)	(7,007)	(9,072)
Net gain from sale of farms	2,047	166,254	233,516

(i)	In fulfillment of obligations linked to sales from prior periods, net revenue of R$1,005 was recognized as variable consideration pursuant to IFRS 15 – Revenue from Contracts with Customers.

Revenue from the sale of rural properties is recognized when all criteria for transferring ownership of the asset are met, including the execution of the sale and purchase agreement, settlement or commencement of payment as agreed, and the transfer of risks and rewards to the buyer. In cases where there are contractual clauses that imply additional obligations or conditions precedent, the Company assesses whether revenue recognition should occur over time, in accordance with the ongoing performance criteria established in the standard rule.